Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
NOTE 4 – GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill

The changes in the carrying amount of goodwill for each geographical location are as follows:

	U.S.	Israel	International(Europe)	Total
	U.S $ in thousands

Balance as of January 1, 2010, net (see below)	42,475	3,840	4,488	50,803
Changes in goodwill balance during the year	-	-	-	-
Balance as of December 31, 2010, net	42,475	3,840	4,488	50,803
Goodwill attributed to additional investments in subsidiaries	14,192	-	-	14,192
Differences from translation of non dollar currencies	-	-	(15)	(15)
Changes in goodwill balance during the year	-	-	-	-
Balance as of December 31, 2011, net	56,667	3,840	4,473	64,980

The Company identified its various reporting units, which consist of geographical areas, and for which separately identifiable cash flow information is available. The Company uses a valuation model of future discounted cash flows to determine the fair value of the reporting units and whether any impairment of goodwill exists. The Company concluded its annual impairment test and no impairment was identified.

b.	Intangible assets:

1)	The following table presents the components of the Company's acquired intangible assets:

	Weighted average amortization period	Original amount December 31		Amortized balance December 31
		2011	2010	2011	2010
	Years	U.S. $ in thousands
Customer relationships	6.2	27,361	24,925	13,690	9,748
Acquired technology	4.6	1,373	10,777	1,258	74
Other identified intangible assets *		2,965	1,787	2,360	1,274
Total		31,699	37,489	17,308	11,096

*	Including non-amortized portion of $710,000 for acquired tradename and acquired technological knowledge (see paragraph 3).

2)
Intangible assets amortization expenses during 2011 that are attributed to prior years' acquisitions totaled $2,849,000 and amortization attributed to current year acquisitions totaled $557,000. In the years ended December 31, 2010 and 2009 intangible assets amortization expenses totaled $3,494,000 and $3,731,000, respectively. Intangible assets amortization expenses are classified mainly into Cost of Revenues. Future annual amortization expenses are approximately $4,101,000, $3,843,000, $2,928,000, $1,348,000 and $1,083,000 in 2012, 2013, 2014, 2015 and 2016, respectively.

3)
During 2011, 2010 and 2009, the Company acquired technological knowledge in the Warehouse Management Systems field from Made4Net LLC for $1,178,000, $185,000 and $438,000, respectively, in cash. The Company started amortizing the technological knowledge during 2011 over a period of 5 years once it became operational.